<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston_Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston_Salem and State of North Carolina on the 26day of April, 2002.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 145
FORM 13F INFORMATION TABLE VALUE TOTAL: $396,866,141

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
Cusip
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount

(a) Sole




Abbott Labs
Abraxas Petroleum Corporation
Allos Therapeutics
Alltell Corp.   (AT)
Amazon Com, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
AOL Time Warner
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BJS Wholesale Club, Inc.
BNP Residential Property, Inc.
Boeing Company
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
002824100
003830106
019777101
020039103
023135106
024937104
026874107
031162100
032165102
02364J104
037604105
053015103
060505104
054937107
084670207
084670108
05548J106
05564T103
097023105
055622104
110122108
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
17275 R102
172967101
184190106
1,324,258
13,300
100,950
333,244
1,261,260
668,736
825,282
981,736
551,061
5,016,875
348,075
745,273
17,157,093
4,608,680
8,580,518
1,564,200
1,370,949
330,038
229,236
1,112,976
954,957
1,181,705
12,020,720
8,580,029
1,750,770
494,228
2,592,000
789,897
731,748
8,677,538
2,431,263
25,176
10,000
15,000
5,999
88,200
21,600
11,440
16,450
25,071
212,130
6,500
12,790
252,236
120,931
3,622
22
30,670
28,900
4,751
20,960
23,585
76,239
188,265
121,033
44,100
5,475
45,000
18,092
43,222
175,233
145,150
25,176
10,000
15,000
5,999
88,200
21,600
11,440
16,450
25,071
212,130
6,500
12,790
252,236
120,931
3,622
22
30,670
28,900
4,751
20,960
23,585
76,239
188,265
121,033
44,100
5,475
45,000
18,092
43,222
175,233
145,150



Item 1
Name of Issuer
Item 6
(b) Shares
as defined
in Instr.
V.
Item 7
Managers
See
Instr.
V.

(a)
Sole
Item 8
(b)
Shared

(c)
None


<


Abbott Labs
Abraxas Petroleum Corporation
Allos Therapeutics
Alltell Corp.   (AT)
Amazon Com, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
AOL Time Warner
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BJS Wholesale Club, Inc.
BNP Residential Property, Inc.
Boeing Company
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25,176
10,000
15,000
5,999
88,200
21,600
11,440
16,450
25,071
212,130
6,500
12,790
252,236
120,931
3,622
22
30,670
28,900
4,751
20,960
23,585
76,239
188,265
121,033
44,100
5,475
45,000
18,092
43,222
175,233
145,150
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Coca-Cola Corporation
Coddle Creek Financial Inc
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Cousins Properties, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Forest Oil Corp.
Frisby Technologies, Inc.
Gap, Inc.
Genentech, Inc. New
General Electric Company
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
191216100
191891100
19419B100
203372107
20343F190
222795106
126426402
247025109
247916208
249030107
25179M103
254394109
254687106
264399106
263534109
268648102
291011104
302290101
313586109
31428X106
346091705
358743102
 364760108
368710406
369604103
375766102
M52020100
37733W105
401698105
412822108
404119109
428236103
431284108
3,394,444
1,617,594
607,200
1,238,236
1,340,343
390,750
236,016
677,241
475,940
222,360
1,792,748
8,891,651
1,469,019
493,895
312,793
312,960
308,070
3,484,091
533,199
325,360
266,580
215,730
443,680
1,800,813
14,927,533
214,263
3,739,237
375,812
11,526,586
379,570
242,440
2,608,745
   530,901
64,953
51,763
55,000
71,163
91,491
15,000
15,840
25,938
56,125
6,000
37,140
1,288,645
63,649
13,066
6,634
26,255
5,368
79,491
6,675
5,600
9,000
126,900
29,500
35,695
398,599
6,300
341,795
7,996
266,080
6,885
5,500
145,415
18,900
64,953
51,763
55,000
71,163
91,491
15,000
15,840
25,938
56,125
6,000
37,140
1,288,645
63,649
13,066
6,634
26,255
5,368
79,491
6,675
5,600
9,000
126,900
29,500
35,695
398,599
6,300
341,795
7,996
266,080
6,885
5,500
145,415
18,900





Coca-Cola Corporation
Coddle Creek Financial Inc
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Cousins Properties, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Forest Oil Corp.
Frisby Technologies, Inc.
Gap, Inc.
Genentech, Inc. New
General Electric Company
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
64,953
51,763
55,000
71,163
91,491
15,000
15,840
25,938
56,125
6,000
37,140
1,288,645
63,649
13,066
6,634
26,255
5,368
79,491
6,675
5,600
9,000
126,900
29,500
35,695
398,599
6,300
341,795
7,996
266,080
6,885
5,500
145,415
18,900
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
Lowe's Companies Inc.
Martin Marietta Materials
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
437076102
442120101
443510201
458140100
459200101
450058102
475070108
478160104
48666K109
718337540
50075N104
501014104
501044101
48266R108
524660107
53013P403
53015P817
1957208
532457108
532791100
548661107
573284106
57772K101
580135101
585055106
58551A108
589331107
591520200
594918104
604059105
616880100
979,978
561,100
561,208
8,452,916
1,119,144
615,315
1,170,019
2,698,283
694,400
611,048
309,200
392,160
6,095,906
1,183,648
3,119,344
1,169,277
998,524
4,800,887
643,890
311,609
9,590,502
6,699,132
237,603
601,065
3,041,819
980,186
10,707,462
224,100
16,976,179
6,933,953
490,758
20,160
18,100
17,058
277,965
10,761
53,274
23,363
41,544
16,000
20,220
8,000
9,600
275,086
73,978
125,780
62,295
52,804
379,817
8,450
11,490
220,522
158,672
4,265
21,660
67,282
25,400
185,958
18,000
281,482
60,290
13,766
20,160
18,100
17,058
277,965
10,761
53,274
23,363
41,544
16,000
20,220
8,000
9,600
275,086
73,978
125,780
62,295
52,804
379,817
8,450
11,490
220,522
158,672
4,265
21,660
67,282
25,400
185,958
18,000
281,482
60,290
13,766





Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
Lowe's Companies Inc.
Martin Marietta Materials
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
20,160
18,100
17,058
277,965
10,761
53,274
23,363
41,544
16,000
20,220
8,000
9,600
275,086
73,978
125,780
62,295
52,804
379,817
8,450
11,490
220,522
158,672
4,265
21,660
67,282
25,400
185,958
18,000
281,482
60,290
13,766
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Progress Energy, Inc.
RF Micro Devices, Inc.
Sara Lee Corporation
Schering-Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank & Trust, W-
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
63545P104
651229106
65332V103
654902204
659424105
68389X105
713448108
717081103
71713U102
71713J107
718154107
731068102
737464107
742718109
743263105
749941100
803111103
806605101
81211K100
81760N109
820280105
835495102
84129R100
842630105
842870107
844730101
848420105
866810104
867914103
871829107
87612E106
2,179,965
444,244
370,682
4,490,521
256,565
134,848
16,221,676
6,293,743
365,193
3,122,604
1,261,815
382,200
446,880
3,035,222
215,222
228,028
773,850
766,068
621,456
5,459,245
8,308,575
3,278,649
242,000
422,037
5,991,468
228,096
128,291
337,012
256,644
15,069,209
473,199
78,416
13,900
68,900
216,515
7,215
10,535
314,984
158,373
8,101
430,704
23,957
6,000
13,300
33,691
4,301
12,739
37,276
24,475
13,200
397,036
302,130
114,598
24,200
57,420
240,139
8,640
11,610
38,210
3,846
505,339
10,974
78,416
13,900
68,900
216,515
7,215
10,535
314,984
158,373
8,101
430,704
23,957
6,000
13,300
33,691
4,301
12,739
37,276
24,475
13,200
397,036
302,130
114,598
24,200
57,420
240,139
8,640
11,610
38,210
3,846
505,339
10,974






National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Progress Energy, Inc.
RF Micro Devices, Inc.
Sara Lee Corporation
Schering-Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank & Trust, W-S,
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
78,416
13,900
68,900
216,515
7,215
10,535
314,984
158,373
8,101
430,704
23,957
6,000
13,300
33,691
4,301
12,739
37,276
24,475
13,200
397,036
302,130
114,598
24,200
57,420
240,139
8,640
11,610
38,210
3,846
505,339
10,974
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





TCF Financial Corp
Terra Industries
Texas Instruments
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wells Fargo & Co.
William Companies
Wyeth
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
872275102
880915103
882508104
895925105
896047107
902124106
904708104
908068109
902973304
918204108
92552Q101
929903102
932270101
931142103
939322103
94106L109
949740104
969457100
983024100
856,912
56,935
473,496
29,612,981
13,231,992
1,994,952
633,780
255,859
1,105,659
3,276,620
5,400
5,652,290
2,643,372
2,125,231
2,905,832
3,974,958
308,750
250,914
2,858,007
16288
21814
14305
681228
290813
61725
25200
5399
48988
75760
36000
152435
130860
34675
87710
145870
6250
10650
43534
16288
21814
14305
681228
290813
61725
25200
5399
48988
75760
36000
152435
130860
34675
87710
145870
6250
10650
43534


Grand Total 03/31/02


396,866,141







TCF Financial Corp
Terra Industries
Texas Instruments
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wells Fargo & Co.
William Companies
Wyeth
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
16288
21814
14305
681228
290813
61725
25200
5399
48988
75760
36000
152435
130860
34675
87710
145870
6250
10650
43534
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









